Stock-Based Compensation	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation:

Note 3 – Stock-Based Compensation:

As of October 31, 2013, the Company had two stockholder-approved stock incentive plans under which shares and options exercisable for shares of common stock have been or may be granted to employees, directors, consultants and advisors. A total of 12,000,000 shares of common stock are reserved for issuance under the 2001 Stock Option Plan (the 2001 Plan) and 60,000,000 shares of common stock are reserved for issuance under the 2006 Stock Plan as amended (the 2006 Plan). At October 31, 2013, there were 1,323,916 and 1,393,531 shares of common stock reserved for future awards under the 2001 Plan and 2006 Plan, respectively. The Company issues new shares of common stock from the shares reserved under the respective Plans upon conversion or exercise of options and issuance of restricted shares.

The 2001 and 2006 Plans (the Plans) are administered by the Board of Directors (the Board). The Board is authorized to select from among eligible employees, directors, advisors and consultants those individuals to whom options are to be granted and to determine the number of shares to be subject to, and the terms and conditions of the options. The Board is also authorized to prescribe, amend and rescind terms relating to options granted under the Plans. Generally, the interpretation and construction of any provision of the Plans or any options granted hereunder is within the discretion of the Board.

The Plans provide that options may or may not be Incentive Stock Options (ISOs) within the meaning of Section 422 of the Internal Revenue Code. Only employees of the Company are eligible to receive ISOs, while employees and non-employee directors, advisors and consultants are eligible to receive options which are not ISOs, i.e. “Non-Qualified Options.” The options granted by the Board in connection with its adoption of the Plans were Non-Qualified Options. In addition, the 2006 Plan also provides for restricted stock grants.

The fair value of each option granted is estimated on the grant date using the Black-Scholes option pricing model or the value of the services provided, whichever is more readily determinable. The Black-Scholes option pricing model takes into account, as of the grant date, the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk-free interest rate for the term of the option.

In the case of restricted stock grants under the 2006 Plan, fair market value of the shares is established as the market price on the date of the stock grant or the value of the services provided, whichever is more readily determinable.

The following is a summary of the common stock options granted, forfeited or expired and exercised under the Plans for the three months ended October 31, 2013:

		Weighted
		Average
		Exercise	Aggregate
		Price	Intrinsic
	Options	per Share	Value

Outstanding, August 1, 2012	29,701,197	$0.080
Add: Granted	8,878,499	0.001
Less: Forfeited or expired	0	n/a
Less: Exercised	0	n/a
Outstanding, October 31, 2013	38,759,696	$ $ 0.062	$966,416
Exercisable, October 31, 2013	29,701,197	$ $ 0.080	$708,940

The 38,579,696 outstanding options at October 31, 2013 had a weighted average remaining contractual term of 4.2 years.

The following is a summary of the non-vested common stock options granted, vested and forfeited under the Plan for the three months ended October 31, 2013:

		Weighted Average
		Grant Date
	Options	Fair Value

Outstanding, August 1, 2012	60,000	$0.460
Granted	8,878,499	0.029
Vested	(60,000)	0.460
Forfeited	0	n/a
Outstanding, October 31, 2013	8,878,499	$0.029

As of October 31, 2013, the Company did not have any unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plans.

Note 12 – Stock-Based Compensation:

Stock Option Plans

As of July 31, 2013, the Company had two stockholder-approved stock incentive plans under which shares and options exercisable for shares of common stock have been or may be granted to employees, directors, consultants and advisors. A total of 12,000,000 shares of common stock are reserved for issuance under the 2001 Stock Option Plan (the 2001 Plan) and 60,000,000 shares of common stock are reserved for issuance under the 2006 Stock Plan as amended (the 2006 Plan). At July 31, 2013, there were 4,650,222 and 7,113,391 shares of common stock reserved for future awards under the 2001 Plan and 2006 Plan, respectively. The Company issues new shares of common stock from the shares reserved under the respective Plans upon conversion or exercise of options and issuance of restricted shares.

The 2001 and 2006 Plans (the Plans) are administered by the Board of Directors (the Board). The Board is authorized to select from among eligible employees, directors, advisors and consultants those individuals to whom options are to be granted and to determine the number of shares to be subject to, and the terms and conditions of the options. The Board is also authorized to prescribe, amend and rescind terms relating to options granted under the Plans. Generally, the interpretation and construction of any provision of the Plans or any options granted hereunder is within the discretion of the Board.

The Plans provide that options may or may not be Incentive Stock Options (ISOs) within the meaning of Section 422 of the Internal Revenue Code. Only employees of the Company are eligible to receive ISOs, while employees and non-employee directors, advisors and consultants are eligible to receive options which are not ISOs, i.e. “Non-Qualified Options.” The options granted by the Board in connection with its adoption of the Plans were Non-Qualified Options. In addition, the 2006 Plan also provides for restricted stock grants.

Share-based employee compensation related to stock options for the years ended July 31, 2013, 2012 and 2011 amounted to $837,753, $602,384 and $936,465 for each year and were charged to the consolidated statements of operations. Share-based employee compensation related to common stock grants for the years ended July 31, 2013, 2012 and 2011 amounted to 0, $130,544 and $100,999, respectively, and were charged to the consolidated statements of operations.

The fair value of each option granted is estimated on grant date using the Black-Scholes option pricing model which takes into account as of the grant date the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk-free interest rate for the term of the option. The Black-Scholes option pricing model was not used to estimate the fair value any option grants in the fiscal years ended July 31, 2013 and 2012. The following are the variables used to calculate the fair value for the options granted in the fiscal year ended July 31, 2011:

	Risk-Free	Expected	Expected	Expected
	Interest Rate	Life (Years)	Volatility	Dividends

July 31, 2011	0.13%	5.0	101%	-0-

The following is a summary of the common stock options granted, forfeited or expired and exercised under the Plan:

		Weighted Average
		Exercise Price
	Options	per Share

Outstanding - August 1, 2010	7,465,638	$0.49
Granted	3,300,000	$0.28
Forfeited or expired	(2,848,704)	$0.41
Exercised	(576,752)	$0.001
Outstanding - July 31, 2011	7,340,182	$0.46
Granted	5,851,696	$0.001
Forfeited or expired	(912,250)	$0.65
Exercised	(1,299,994)	$0.001
Outstanding - July 31, 2012	10,979,634	$0.26
Granted	24,532,719	$0.001
Forfeited or expired	(630,778)	$0.75
Exercised	(5,180,378)	$0.001
Outstanding - July 31, 2013	29,701,197	$0.08
Exercisable - July 31, 2013	29,641,197	$0.08

The 29,701,197 outstanding options at July 31, 2013 had a weighted average remaining contractual term of 4.21 years.

Options typically vest over a period of two to four years and have a contractual life of five to ten years.

The following is a summary of the non-vested common stock options granted, vested and forfeited under the Plan:

		Weighted Average
		Grant Date
	Options	Fair Value

Outstanding - August 1, 2012	172,500	$0.46
Granted	24,532,719	$0.001
Vested	(24,618,969)	$0.016
Forfeited	(26,250)	$0.46
Outstanding - July 31, 2013	60,000	$0.46

As of July 31, 2013, the Company had $5,365 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 0.2 years.

During the twelve months ended July 31, 2013, the Company granted 24,532,719 options to executives, employees and directors in full and final payment of obligations to pay such individuals deferred salary or director fees. The options were issued in lieu of cash payment of deferred compensation amounts due to such individuals. The number of options granted to each individual was equal to the dollar amount of deferred salary or fees due to such individual divided by the closing price of the Company's common stock on February 5, 2013 ($0.038), March 5, 2013 ($0.034) and June 4, 2013 ($0.0325). The stock options had an exercise price equal to $0.001 per share and were made pursuant to the terms of the Company's 2006 Stock Plan. The options were fully vested at the dates of the grants and expire on the fifth anniversary of the respective dates of grant. The grants were valued at the amount of deferred compensation owed to each such individual.

During the twelve months ended July 31, 2012, the Company granted 5,851,696 options to executives, employees and directors in full and final payment of obligations to pay such individuals deferred salary or director fees. The options were issued in lieu of cash payment of deferred compensation amounts due to such individuals. The number of options granted to each individual was equal to the dollar amount of deferred salary or fees due to such individual divided by the closing price of the Company's common stock on June 6, 2012 ($0.0925). The stock options had an exercise price equal to $0.001 per share and were made pursuant to the terms of the Company's 2006 Stock Plan. The options were fully vested at the date of grant and expire on the fifth anniversary of the date of grant. The grants were valued at the amount of deferred compensation owed to each such individual.

During the twelve months ended July 31, 2011, the Company granted 3,300,000 options to executives, directors and management employees, as compensation. The total fair value of the options at the date of grant was $692,010. The options vested immediately and a charge of $692,010 was recorded at the date of grant. The fair value of each option granted was estimated on the grant date using the Black-Scholes option pricing model, taking into account the grant date exercise price and current price of the underlying stock of $0.282, an expected life of the option of 5 years, an expected volatility of 101.3%, expected dividends on the stock of $0 and the risk-free interest rate for the term of the option of 0.13%.

The following table summarizes information on stock options outstanding at July 31, 2013:

	Options Outstanding
			Weighted
	Number	Weighted	Average
	Outstanding	Average	Remaining	Aggregate
Range of	at	Exercise	Life	Intrinsic
Exercise Price	July 31, 2013	Price	(Years)	Value
$0.001	24,446,197	$0.001	4.49
$0.19 - $0.38	3,150,000	$0.28	2.60
$0.39 - $0.58	200,000	$0.56	1.24
$0.59 - $0.77	1,485,000	$0.63	4.31
$0.78 - $0.96	420,000	$0.94	1.24
	29,701,197	$0.08	4.21	$812,259

	Options Exercisable
			Weighted
	Number	Weighted	Average
	Outstanding	Average	Remaining	Aggregate
Range of	at	Exercise	Life	Intrinsic
Exercise Price	July 31, 2013	Price	(Years)	Value

$0.001 - $0.18	24,446,197	$0.001	4.49
$0.19 - $0.38	3,150,000	$0.28	2.60
$0.39 - $0.58	200,000	$0.56	1.24
$0.59 - $0.77	1,425,000	$0.63	4.44
$0.78 - $0.96	420,000	$0.94	1.24
	29,641,197	$0.08	4.22	$812,259

	For the Year Ended July 31,
	2013	2012	2011

Weighted Average Grant Date Fair Value of Options Granted	$0.033	$0.09	$0.21
Aggregate Intrinsic Value of Options Exercised	$178,040	$119,214	$166,681
Cash Received for Exercise of Stock Options	$5,180	$1,299	$577

The intrinsic value is calculated as the difference between the market value as of July 31, 2013, 2012 and 2011 and the exercise price of the shares on the respective dates. The market values as of July 31, 2013, 2012 and 2011 were $0.035, $0.093 and $0.13, respectively, based on the high and low bid information for July 31, 2013, 2012 and 2011.